UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:1

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Mark A Lazarczyk
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Mark A. Lazarczyk       Goshen, New York                March 31, 2012
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		79
Form 13F Information Table Value Total:		$112,172

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101     1063    11919 SH	     SOLE	             11919        0      0
ABBOTT LABORATORIES	       COM		002824100      224     3649 SH	     SOLE		      3649	  0	 0
ALTRIA GROUP INC	       COM		02209S103      520    16841 SH	     SOLE		     16841	  0      0
AMGEN INC		       COM		031162100      271     3995 SH	     SOLE		      3995        0      0
APPLE COMPUTER INC	       COM		037833100      399      665 SH	     SOLE		       665        0      0
AT & T INC		       COM		00206R102     2348    75189 SH	     SOLE		     75189        0      0
AUTO DATA PROCESSING	       COM		053015103     1246    22582 SH	     SOLE		     22582        0      0
BANK AMERICA CORP	       COM		060505104     1702   177861 SH 	     SOLE		    177861        0      0
BANK OF NY MELLON CORP	       COM		064058100     1163    48194 SH	     SOLE		     48194        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      962   139234 SH	     SOLE		    139234        0      0
BEST BUY INC		       COM		086516101      762    32187 SH	     SOLE		     32187        0      0
BLACKROCK INC		       COM		09247X101      528     2579 SH	     SOLE		      2579        0      0
BOEING CO		       COM		097023105     1473    19812 SH	     SOLE		     19812        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     2590    76746 SH	     SOLE		     76746        0      0
C V S CORP DEL		       COM		126650100     2872    64122 SH	     SOLE		     64122        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1399    32465 SH	     SOLE		     32465        0      0
CHEVRONTEXACO CORP	       COM		166764100     4688    43728 SH	     SOLE		     43728        0      0
CHUBB CORPORATION	       COM		171232101     2341    33882 SH	     SOLE		     33882        0      0
CISCO SYSTEMS INC	       COM		17275R102     2461   116366 SH       SOLE		    116366        0      0
CITRIX SYSTEMS INC	       COM		177376100     2837    35955 SH	     SOLE		     35955        0      0
COMMERCIAL METALS CO	       COM		201723103      868    58618 SH	     SOLE		     58618        0      0
CONOCOPHILLIPS 		       COM		20825c104     3362    44235 SH	     SOLE		     44235	  0	 0
CORNING INC		       COM		219350105      382    27184 SH	     SOLE		     27184	  0	 0
COVIDIEN LTD		       COM		G2552X108      856    15650 SH	     SOLE		     15650	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103      516    14894 SH	     SOLE		     14894	  0	 0
E M C CORP MASS		       COM		268648102     1217    40731 SH	     SOLE		     40731        0      0
EMERSON ELECTRIC CO	       COM		291011104     2738    52469 SH	     SOLE		     52469        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     5018    57853 SH	     SOLE		     57853        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     2988   148898 SH	     SOLE		    148898        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1372    11035 SH	     SOLE		     11035        0      0
HALLIBURTON COMPANY	       COM		406216101     2472    74469 SH	     SOLE		     74469        0      0
HOME DEPOT INC		       COM		437076102     3747    74475 SH	     SOLE		     74475        0      0
INTEL CORP		       COM		458140100     3834   136363 SH       SOLE		    136363        0      0
INTL BUSINESS MACHINES	       COM		459200101     1918     9193 SH	     SOLE		      9193        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      747    12750 SH	     SOLE		     12750        0      0
JEFFERSONVILLE BANCORP	       COM		47559A103      410    36477 SH	     SOLE		     36477        0      0
JOHNSON & JOHNSON	       COM		478160104     4682    70991 SH	     SOLE		     70991        0      0
JP MORGAN CHASE & CO	       COM		46625H100     2296    49928 SH	     SOLE		     49928        0      0
KINDER MORGAN ENERGY LP	       COM		494550106      202     2440 SH	     SOLE		      2440	  0	 0
KRAFT FOODS INC		       COM		50075N104     1639    43112 SH	     SOLE		     43112        0      0
LOWES COMPANIES INC	       COM		548661107      275     8760 SH	     SOLE		      8760	  0	 0
M D U RESOURCES GROUP INC      COM		552690109      269    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      812     8282 SH	     SOLE		      8282        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1859    26450 SH	     SOLE		     26450        0      0
MERCK & CO INC		       COM		58933Y105     1564    40750 SH	     SOLE		     40750        0      0
METLIFE INC		       COM		59156R108      661    17694 SH	     SOLE	             17694        0      0
MICROSOFT CORP		       COM		594918104     3657   113383 SH       SOLE		    113383        0      0
NABORS INDS INC		       COM		G6359F103      586    33550 SH	     SOLE		     33550        0      0
NEW YORK COMNTY BANCORP	       COM		649445103      145    10471 SH	     SOLE		     10471	  0 	 0
NEXTRA ENERGY INC.	       COM		302571104      303     4963 SH	     SOLE		      4963        0      0
NORFOLK SOUTHERN CORP	       COM		655844108      218     3325 SH	     SOLE		      3325	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      445     7290 SH	     SOLE                     7290        0      0
OCCIDENTAL PETE CORP	       COM		674599105      254     2671 SH	     SOLE		      2671	  0	 0
ORACLE CORPORATION	       COM		68389X105     3715   127431 SH       SOLE		    127431        0      0
PEPSICO INCORPORATED	       COM		713448108     2690    40550 SH	     SOLE		     40550        0      0
PFIZER INCORPORATED	       COM		717081103     2708   119619 SH	     SOLE		    119619        0      0
PHILIP MORRIS INTL INC	       COM		718172109      467     5268 SH	     SOLE		      5268	  0	 0
PNC FINANCIAL SERVICES	       COM		693475105      608     9432 SH	     SOLE		      9432        0      0
PPL CORPORATION		       COM		69351T106      392    13905 SH	     SOLE		     13905	  0      0
PRECISION CASTPARTS CORP       COM		740189105     1435     8300 SH	     SOLE		      8300        0      0
PROCTER & GAMBLE CO	       COM		742718109     2687    39983 SH	     SOLE		     39983        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     4146   490065 SH	     SOLE	                 0        0 490065
QUALCOMM INC		       COM		747525103      557     8188 SH	     SOLE		      8188        0      0
REPUBLIC SERVICES INC	       COM		760759100      408    13365 SH	     SOLE		     13365        0      0
RSTK INTERLINK US NETWORKS     COM	        45875T905        1    45000 SH 	     SOLE                    45000        0      0
SPECTRA ENERGY CORP	       COM		847560109      360    11427 SH	     SOLE		     11427	  0      0
SUPERVALU INC		       COM		868536103      188    32888 SH	     SOLE 		     32888        0      0
SYSCO CORPORATION	       COM		871829107     1347    45126 SH	     SOLE		     45126        0      0
TEVA PHARM INDS LTD ADRF       COM		881624209      252     5611 SH	     SOLE		      5611        0      0
THE CHARLES SCHWAB CORP	       COM		808513105      290    20181 SH	     SOLE		     20181        0      0
THERMO ELECTRON CORP	       COM		883556102     2711    48090 SH	     SOLE		     48090        0      0
TIME WARNER INC		       COM		00184A105     1042    27607 SH	     SOLE		     27607        0      0
TYCO INTL LTD NEW	       COM		902124106     1109    19734 SH	     SOLE		     19734        0      0
VENTANA BIOTECH INC	       COM		92277F109        0    10000 SH       SOLE		     10000        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     3014    78857 SH	     SOLE		     78857        0      0
WAL-MART STORES INC	       COM		931142103     2830    46251 SH	     SOLE		     46251        0      0
WARWICK VALLEY TELEPHONE CO    COM		936750108      886    59726 SH	     SOLE		     59726	  0      0
WATSON PHARMACEUTICALS	       COM		942683103     2338    34875 SH	     SOLE		     34875        0      0
WELLS FARGO  & CO NEW	       COM		949746101      810    23739 SH	     SOLE		     23739        0      0